EARNINGS PER SHARE - SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 02, 2025
Earnings per share [line items]
Earnings (loss) per share – basic (in dollars per share)	$ (0.94)	$ 0.11	$ 0.28
Earnings (loss) per share – diluted (in dollars per share)	$ (0.94)	$ 0.11	$ 0.28
Earnings (loss) attributed to owner(s) of the Company	$ (29,285,428)	$ 3,139,333	$ 8,028,610
Weighted average number of Ordinary Shares – basic (in shares)	30,995,079	28,600,000	28,600,000
Weighted average number of Ordinary Shares - diluted (in shares)	30,995,079	28,600,000	28,600,000
Treasury shares (in shares)				31,668,601
Treasury Shares
Earnings per share [line items]
Treasury shares (in shares)	0	0
RSUs
Earnings per share [line items]
Weighted average number of Ordinary Shares – basic (in shares)	431,500